Shareholders Equity (USD $)	Common Stock Shares	Common Stock Amount	Additional Paid-In Capital	Shareholder Receivable	Non-Controlling Interest	Accumulated Deficit	Total
Balance -December 31, 2009 at Nov. 30, 2009	379,535	380	16,500,507	(156,300)	(9,168)	(21,662,302)	(5,316,861)
Shares issued for services and expenses	$ 10,000	$ 10	$ 18,990				$ 19,000
Shares issued to reduce notes payable	70,400	70	87,930				88,000
Net Loss						(490,514)	(490,514)
Balance - December 31, 2010	459,935	460	16,607,427	(156,300)	(9,168)	(22,152,816)	(5,700,375)
Shares issued for services	800	1	1,999				2,000
Shares issued for services	62,580	63	109,937				110,000
Shares issued to reduce notes payable	261,400	261	107,089				107,350
Beneficial conversion on notes payable			174,700				174,700
Net Loss						$ (812,307)	$ (812,307)
Balance - December 31, 2011 at Dec. 31, 2011	784,715	785	17,001,152	(156,300)	(9,168)	(22,965,123)	(6,118,632)